UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21407

Nuveen Diversified Dividend and Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Diversified Dividend and Income Fund (JDD)
March 31, 2012

Shares		Description (1)				Value
		Common Stocks – 36.5% (25.8% of Total Investments)
		Aerospace & Defense – 0.9%
40,500		Raytheon Company				$ 2,137,590
		Automobiles – 0.8%
73,200		General Motors Company, (2)				1,877,580
		Building Products – 0.4%
35,400		Masonite Worldwide Holdings, (2)				1,000,935
		Capital Markets – 0.4%
7,400		Goldman Sachs Group, Inc.				920,338
		Chemicals – 0.4%
16,500		Mosaic Company				912,285
		Commercial Banks – 1.1%
76,800		Wells Fargo & Company				2,621,952
		Commercial Services & Supplies – 0.6%
78,600		Pitney Bowes Inc.				1,381,788
		Communications Equipment – 1.2%
136,000		Cisco Systems, Inc.				2,876,400
		Computers & Peripherals – 0.4%
45,800		Hewlett-Packard Company				1,091,414
		Diversified Financial Services – 2.4%
92,950		Citigroup Inc.				3,397,323
53,000		JPMorgan Chase & Co.				2,436,940
		Total Diversified Financial Services				5,834,263
		Diversified Telecommunication Services – 0.3%
181,200		Frontier Communications Corporation				755,604
		Food & Staples Retailing – 0.7%
40,000		CVS Caremark Corporation				1,792,000
		Industrial Conglomerates – 0.4%
44,600		General Electric Company				895,122
		Insurance – 4.7%
187,500		Genworth Financial Inc., Class A, (2)				1,560,000
128,700		Hartford Financial Services Group, Inc.				2,712,996
23,400		Loews Corporation				932,958
72,500		MetLife, Inc.				2,707,875
90,300		Symetra Financial Corporation				1,041,159
112,000		Unum Group				2,741,760
		Total Insurance				11,696,748
		Machinery – 1.3%
37,600		Ingersoll Rand Company Limited, Class A				1,554,760
36,000		PACCAR Inc.				1,685,880
		Total Machinery				3,240,640
		Media – 3.2%
147,000		Interpublic Group Companies, Inc.				1,677,270
16,393		Metro-Goldwyn-Mayer, (2), (3)				423,759
137,000		National CineMedia, Inc.				2,096,100
55,000		Time Warner Inc.				2,076,250
35,700		Viacom Inc., Class B				1,694,322
		Total Media				7,967,701
		Metals & Mining – 2.3%
56,200		AngloGold Ashanti Limited, Sponsored ADR				2,074,904
49,500		Barrick Gold Corporation				2,152,260
21,000		Freeport-McMoRan Copper & Gold, Inc.				798,840
14,600		Newmont Mining Corporation				748,542
		Total Metals & Mining				5,774,546
		Oil, Gas & Consumable Fuels – 3.8%
19,500		Canadian Natural Resources Limited				647,010
16,100		Occidental Petroleum Corporation				1,533,203
39,000		Royal Dutch Shell PLC, Class A				2,735,070
225,000		Talisman Energy Inc.				2,835,000
33,600		Total S.A., Sponsored ADR				1,717,632
		Total Oil, Gas & Consumable Fuels				9,467,915
		Pharmaceuticals – 6.4%
59,400		GlaxoSmithKline PLC, Sponsored ADR				2,667,654
71,000		Merck & Company Inc.				2,726,400
211,200		Pfizer Inc., (4)				4,785,792
96,000		Sanofi-Aventis, ADR				3,720,000
40,200		Teva Pharmaceutical Industries Limited, Sponsored ADR				1,811,412
		Total Pharmaceuticals				15,711,258
		Software – 3.2%
181,000		CA Inc.				4,988,360
87,000		Microsoft Corporation, (4)				2,805,750
		Total Software				7,794,110
		Tobacco – 0.7%
19,500		Philip Morris International				1,727,895
		Wireless Telecommunication Services – 0.9%
85,000		Vodafone Group PLC, Sponsored ADR				2,351,950
		Total Common Stocks (cost $83,737,805)				89,830,034

Shares		Description (1)				Value
		Real Estate Investment Trust Common Stocks – 35.9% (25.4% of Total Investments)
		Diversified – 3.1%
170,000		Colonial Properties Trust				$ 3,694,100
47,000		Vornado Realty Trust				3,957,400
		Total Diversified				7,651,500
		Hotels, Resaurants & Leisure – 2.9%
225,442		Host Hotels & Resorts Inc.				3,701,758
63,000		Starwood Hotels & Resorts Worldwide, Inc.				3,553,830
		Total Hotels, Restaurants & Leisure				7,255,588
		Industrial – 1.7%
119,548		ProLogis				4,306,119
		Mortgage – 0.3%
56,000		Redwood Trust Inc.				627,200
		Office – 6.0%
27,600		Boston Properties, Inc.				2,897,724
133,787		CommonWealth REIT				2,491,114
95,000		Corporate Office Properties				2,204,950
114,000		Mack-Cali Realty Corporation				3,285,480
48,700		SL Green Realty Corporation				3,776,685
		Total Office				14,655,953
		Residential – 5.9%
134,826		Apartment Investment & Management Company, Class A				3,560,755
25,875		AvalonBay Communities, Inc.				3,657,431
62,000		BRE Properties, Inc.				3,134,100
68,700		Equity Residential				4,301,994
		Total Residential				14,654,280
		Retail – 7.7%
30,900		Federal Realty Investment Trust				2,990,811
223,360		General Growth Properties Inc.				3,794,886
71,791		Macerich Company				4,145,930
81,500		Regency Centers Corporation				3,625,120
2		Rouse Properties Inc., (2)				27
29,485		Simon Property Group, Inc.				4,295,375
		Total Retail				18,852,149
		Specialized – 8.3%
170,000		Extra Space Storage Inc.				4,894,300
97,800		HCP, Inc.				3,859,188
69,350		Health Care REIT, Inc.				3,811,476
28,524		Public Storage, Inc.				3,941,161
68,100		Ventas Inc.				3,888,510
		Total Specialized				20,394,635
		Total Real Estate Investment Trust Common Stocks (cost $62,570,702)				88,397,424

Shares		Description (1)	Coupon			Value
		Real Estate Investment Trust Preferred Stocks – 1.7% (1.2% of Total Investments)
		Residential – 1.7%
168,000		Equity Lifestyle Properties Inc., Series A, (2)	8.034%			$ 4,275,600
		Total Real Estate Investment Trust Preferred Stocks (cost $4,265,280)				4,275,600

Shares		Description (1)	Coupon		Ratings (5)	Value
		Capital Preferred Securities – 0.7% (0.5% of Total Investments)
		Food Products – 0.7%
15		HJ Heinz Finance Company, 144A	8.000%		BBB-	$ 1,623,750
		Total Capital Preferred Securities (cost $1,310,000)				1,623,750

			Weighted
Principal			Average
Amount (000)		Description (1)	Coupon	Maturity (6)	Ratings (5)	Value
		Variable Rate Senior Loan Interests – 31.7% (22.4% of Total Investments) (7)
		Auto Components – 0.8%
$ 1,311		Federal-Mogul Corporation, Tranche B, Term Loan	2.178%	12/29/14	Ba3	$ 1,262,761
669		Federal-Mogul Corporation, Tranche C, Term Loan	2.178%	12/28/15	Ba3	644,266
1,980		Total Auto Components				1,907,027
		Biotechnology – 0.4%
893		Grifols, Inc., Term Loan	4.500%	6/01/17	BB	892,882
		Building Products – 0.4%
931		Goodman Global Inc., Term Loan	5.750%	10/28/16	B+	937,648
		Chemicals – 1.0%
1,365		Ashland, Inc., Term Loan	3.750%	8/23/18	Baa3	1,367,302
988		Univar, Inc., Term Loan	5.000%	6/30/17	B+	990,895
2,353		Total Chemicals				2,358,197
		Commercial Services & Supplies – 0.4%
993		KAR Auction Services, Inc., Term Loan	5.000%	5/19/17	BB-	995,912
		Communications Equipment – 1.1%
860		Intelsat, Term Loan	5.250%	4/02/18	BB-	865,697
1,969		Avaya, Inc., Term Loan	3.241%	10/27/14	B1	1,911,030
2,829		Total Communications Equipment				2,776,727
		Consumer Finance – 0.3%
750		Springleaf Financial Funding Company, Term Loan	5.500%	5/10/17	B2	692,344
		Containers & Packaging – 1.0%
853		Reynolds Group Holdings, Inc., Add on Term Loan	6.500%	8/09/18	BB-	864,941
1,053		Reynolds Group Holdings, Inc., US Term Loan	6.500%	2/09/18	BB	1,067,838
462		Sealed Air Corporation, Term Loan	4.750%	10/03/18	Ba1	467,550
2,368		Total Containers & Packaging				2,400,329
		Diversified Financial Services – 0.3%
632		Pinafore LLC, Term Loan	4.250%	9/29/16	BB	632,851
		Electric Utilities – 0.6%
2,312		TXU Corporation, 2014 Term Loan	3.743%	10/10/14	B2	1,420,958
		Electrical Equipment – 0.3%
397		Sensata Technologies B.V., Term Loan	4.000%	5/12/18	BB+	397,207
297		Sensus Metering Systems, Inc., Term Loan, First Lien	4.750%	5/09/17	Ba3	297,743
694		Total Electrical Equipment				694,950
		Food & Staples Retailing – 0.8%
1,969		U.S. Foodservice, Inc., Term Loan	2.740%	7/03/14	B	1,903,945
		Food Products – 0.9%
993		JBS USA LLC, Term Loan	4.250%	5/25/18	BB	995,130
1,324		Michael Foods Group, Inc., Term Loan	4.253%	2/25/18	B+	1,326,106
2,317		Total Food Products				2,321,236
		Health Care Equipment & Supplies – 0.6%
1,496		Chiron Merger Sub, Inc., Term Loan	7.000%	5/04/18	Ba2	1,528,162
		Health Care Providers & Services – 4.0%
1,027		Community Health Systems, Inc., Term Loan	2.628%	7/25/14	BB	1,014,792
1,975		DaVita, Inc., Tranche B, Term Loan	4.500%	10/20/16	BB	1,985,853
1,985		Golden Living, Term Loan	5.000%	5/04/18	B+	1,880,448
76		HCA, Inc., Tranche B2, Term Loan	3.720%	3/31/17	BB	74,657
910		Kindred Healthcare, Term Loan	5.250%	6/01/18	Ba3	875,675
912		MultiPlan, Inc., Term Loan B	4.750%	8/26/17	Ba3	904,720
226		United Surgical Partners International, Inc., Delayed Term Loan	2.250%	4/21/14	Ba3	223,762
1,195		United Surgical Partners International, Inc., Term Loan	2.250%	4/21/14	Ba3	1,183,957
1,810		Universal Health Services, Inc., Term Loan B	3.754%	11/15/16	BB+	1,810,863
10,116		Total Health Care Providers & Services				9,954,727
		Health Care Technology – 0.4%
998		Emdeon Business Services LLC, Term Loan	6.750%	11/02/18	BB-	1,013,335
		Hotels, Restaurants & Leisure – 3.5%
1,965		24 Hour Fitness Worldwide, Inc., New Term Loan	7.500%	4/22/16	Ba3	1,967,456
1,402		Dunkin Brands, Inc., Term Loan B2	4.003%	11/23/17	B	1,403,537
83		OSI Restaurant Partners LLC, Revolver	4.112%	6/14/13	B+	81,968
842		OSI Restaurant Partners LLC, Term Loan	2.572%	6/14/14	B+	828,796
2,047		Seaworld Parks and Entertainment, Inc., Term Loan B	4.000%	8/17/17	BB	2,047,172
1,500		Six Flags Theme Parks, Inc., Term Loan B	4.250%	12/20/18	BB+	1,500,516
214		Venetian Casino Resort LLC, Delayed Term Loan	2.750%	11/23/16	BB	206,367
677		Venetian Casino Resort LLC, Tranche B, Term Loan	2.750%	11/23/16	BB	654,668
8,730		Total Hotels, Restaurants & Leisure				8,690,480
		Household Products – 0.1%
158		Visant Corporation, Term Loan	5.250%	12/22/16	BB-	154,236
		Industrial Conglomerates – 1.2%
2,970		U.S. Foodservice, Inc., Term Loan, First Lien	5.750%	3/31/17	B-	2,963,318
		Internet Software & Services – 0.3%
630		Go Daddy Operating Co., LLC, Term Loan, Tranche B1	5.500%	12/17/18	Ba3	632,530
		IT Services – 1.3%
1,247		First Data Corporation, Extended Term Loan B	5.242%	3/23/17	B+	1,196,230
91		Fidelity National Information Services, Inc., Term Loan B	4.250%	7/18/16	Ba1	91,127
662		Frac Tech International LLC, Term Loan	6.250%	5/06/16	B+	660,440
744		Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B2	8.470%	4/02/14	B+	743,445
490		SunGard Data Systems, Inc., Term Loan B	1.993%	2/28/14	BB	489,671
3,234		Total IT Services				3,180,913
		Leisure Equipment & Products – 0.5%
1,358		Cedar Fair LP, Term Loan	4.000%	12/15/17	BB	1,363,361
		Media – 4.2%
617		Bresnan Broadband Holdings LLC, Term Loan B	4.500%	12/14/17	BB+	617,316
1,000		Cequel Communications LLC, Term Loan	4.000%	2/14/19	Ba2	992,188
997		Cumulus Media, Inc., Term Loan, First Lien	5.750%	9/17/18	Ba2	1,001,717
750		Cumulus Media, Inc., Term Loan, Second Lien	7.500%	3/18/19	B2	762,427
1,069		Emmis Operating Company, Term Loan	4.472%	11/01/13	Caa2	1,002,071
1,246		Interactive Data Corporation, Term Loan B	4.500%	2/11/18	Ba3	1,249,840
464		Knology, Inc., Term Loan	4.000%	8/18/17	B+	460,750
542		Nielsen Finance LLC, Term Loan C	3.493%	5/02/16	Ba2	542,382
617		SuperMedia, Term Loan	11.000%	12/31/15	Caa3	337,972
1,956		Univision Communications, Inc., Term Loan	4.491%	3/31/17	B+	1,817,680
1,000		UPC Broadband Holding BV, Term Loan N	3.744%	12/31/17	Ba3	995,625
1,570		Yell Group PLC, Term Loan	3.991%	7/31/14	B-	505,517
11,828		Total Media				10,285,485
		Metals & Mining – 0.4%
1,111		Walter Energy, Term Loan	4.000%	4/02/18	BB-	1,107,799
		Multiline Retail – 0.4%
993		Bass Pro Group LLC, Term Loan B	5.317%	6/13/17	BB-	994,981
		Oil, Gas & Consumable Fuels – 0.5%
1,290		Energy Transfer Partners LP, Term Loan B	3.750%	3/21/17	Ba1	1,267,157
		Personal Products – 0.3%
806		NBTY, Inc., Term Loan B1	4.250%	10/01/17	BB-	807,867
		Pharmaceuticals – 1.6%
2,000		Valeant Pharmaceuticals, Term Loan B, First Lien	3.260%	2/01/19	BBB-	1,986,876
880		Warner Chilcott Corporation, Term Loan B1	4.250%	3/17/18	BBB-	879,892
440		Warner Chilcott Corporation, Term Loan B2	4.250%	3/17/18	BBB-	439,946
605		Warner Chilcott Corporation, Term Loan B3	4.250%	3/17/18	BBB-	604,926
3,925		Total Pharmaceuticals				3,911,640
		Real Estate Investment Trust – 0.2%
581		iStar Financial, Inc., Term Loan, Tranche A1	5.000%	6/28/13	BB-	581,288
		Real Estate Management & Development – 0.5%
933		Capital Automotive LP, Tranche B	5.250%	3/11/17	Ba3	925,672
405		LNR Property Corporation, Term Loan	4.750%	4/29/16	BB+	405,699
1,338		Total Real Estate Management & Development				1,331,371
		Road & Rail – 0.3%
664		Swift Transportation Company, Inc., Term Loan, Tranche B2	5.000%	12/15/17	BB	669,188
		Semiconductors & Equipment – 0.8%
981		Freescale Semiconductor, Inc., Term Loan, Tranche B1	4.494%	12/01/16	B1	956,667
990		NXP Semiconductor LLC, Term Loan	4.500%	3/03/17	B-	971,850
1,971		Total Semiconductors & Equipment				1,928,517
		Software – 0.7%
902		Datatel Parent Corp, Term Loan B	6.250%	7/19/18	B+	917,780
875		Infor Enterprise Applications, Term Loan, (WI/DD)	TBD	TBD	Ba3	866,250
1,777		Total Software				1,784,030
		Specialty Retail – 1.6%
718		Burlington Coat Factory Warehouse Corporation, Term Loan B	6.250%	2/23/17	B-	722,128
993		J Crew Group, Term Loan	4.750%	3/07/18	B1	977,169
1,782		Jo-Ann Stores, Inc., Term Loan	4.750%	3/16/18	B+	1,773,800
486		Pilot Travel Centers LLC, Term Loan	4.250%	3/30/18	BBB-	487,626
3,979		Total Specialty Retail				3,960,723
$ 80,974		Total Variable Rate Senior Loan Interests (cost $80,214,720)				78,046,114

Principal
Amount (000)(8)		Description (1)	Coupon	Maturity	Ratings(5)	Value
		Emerging Markets Debt and Foreign Corporate Bonds – 31.4% (22.2% of Total Investments)
		Argentina – 0.7%
$ 130		City of Buenos Aires, Argenita, 144A				$ 137,124
766		Republic of Argentina	8.280%	12/31/33	B-	548,042
2,560		Republic of Argentina	2.500%	12/31/38	B	915,200
571	EUR	Republic of Argentina	2.260%	12/31/38	B	225,385
		Total Argentina				1,825,751
		Brazil – 3.3%
155		Banco Bradesco Cayman, 144A	5.900%	1/16/21	Baa1	160,425
327		Banco Bradesco S.A., Cayman Islands, 144A	5.750%	3/01/22	Baa1	329,126
525		Banco Do Brasil, 144A	5.875%	1/26/22	Baa1	540,225
255		Banco do Nordeste do Brasil, 144A	3.625%	11/09/15	BBB	256,275
330		Banco Nacional de Desenvolvimento Economico e Social, Reg S	6.369%	6/16/18	BBB	383,625
145		Braskem Finance Limited, Reg S	7.000%	5/07/20	BBB-	162,980
300		Centrais Eletricas Brasileiras S.A., 144A	5.750%	10/27/21	BBB	328,350
695	BRL	Companhia Energetica de Sao Paulo, 144A	9.750%	1/15/15	Ba1	567,123
835		Federative Republic of Brazil	10.125%	5/15/27	BBB	1,391,110
86		Federative Republic of Brazil	8.250%	1/20/34	BBB	129,860
360		Federative Republic of Brazil	7.125%	1/20/37	BBB	494,100
150		Fibria Overseas Finance, 144A	6.750%	3/03/21	Ba1	153,375
191		Fibria Overseas Finance, 144A	7.500%	5/04/20	Ba1	201,753
120		Globo Comunicacao Participacoes, S.A., 144A	6.250%	7/20/50	BBB+	127,620
200		Itau Unibanco Holdings S.A., 144A	5.650%	3/19/22	Baa1	200,600
270		Itau Unibanco Holdings SA, 144A	5.750%	1/22/21	Baa1	276,750
36	BRL	National Treasury Note of Brazil	6.000%	5/15/15	Baa2	451,026
200		OGX Austria GmbH, 144A	8.375%	4/01/22	B1	202,000
525		Petrobras International Finance Company	7.875%	3/15/19	A3	647,748
60		Petrobras International Finance Company	5.750%	1/20/20	A3	66,468
145		Petrobras International Finance Company	5.375%	1/27/21	A3	157,325
260		Petrobras International Finance Company	6.750%	1/27/41	A3	301,539
215		Rearden G Holdings, 144A	7.875%	3/30/20	BB	226,675
294		Telemar Norte Leste SA, 144A	5.500%	10/23/20	Baa2	302,232
155		Vale Overseas Limited	6.875%	11/10/39	A-	181,059
		Total Brazil				8,239,369
		Canada – 0.3%
431		Pacific Rubiales Energy Corporation, 144A	7.250%	12/12/21	BB	471,730
265		PTTEP Canada International Limited, 144A	5.692%	4/05/21	BBB+	282,754
		Total Canada				754,484
		Chile – 1.2%
150		Banco del Estado Chile, 144A	3.875%	2/08/22	Aa3	148,875
125		Colbun S.A., 144A	6.000%	1/21/20	BBB	132,830
640		Corporacion Nacional del Cobre de Chile, Reg S	3.750%	11/04/20	A1	655,677
420		Corporacion Nacional del Cobre, 144A	3.750%	11/04/20	A1	430,288
305		Corporacion Nacional del Cobre de Chile, Reg S	3.875%	11/03/21	A1	311,490
290		Corporacion Nacional del Cobre, 144A	3.875%	11/03/21	A1	296,171
195		E-CL S.A, 144A	5.625%	1/15/21	BBB-	209,028
395		Empresa Nacional del Petroleo, Reg S	4.750%	12/06/21	A	409,302
55		Empresa Nacional del Petroleo, 144A	4.875%	3/15/14	A	57,490
225		Empresa Nacional del Petroleo, Reg S, 144A	6.250%	7/08/19	A	257,101
		Total Chile				2,908,252
		China – 0.1%
205		ENN Energy Holdings Limited, 144A	6.000%	5/13/21	BBB	196,917
		Colombia – 1.4%
395		Bancolombia S.A.	6.125%	7/26/20	Baa3	416,725
708,000	COP	Republic of Colombia	12.000%	10/22/15	BBB-	496,737
160		Republic of Colombia	7.375%	3/18/19	BBB-	205,280
420		Republic of Colombia	11.750%	2/25/20	BBB-	668,850
420,000	COP	Republic of Colombia	7.750%	4/14/21	BBB-	280,078
175,000	COP	Republic of Colombia	9.850%	6/28/27	BBB-	137,697
535		Republic of Colombia	10.375%	1/28/33	BBB-	901,475
145		Republic of Colombia	7.375%	9/18/37	BBB-	203,363
100		Republic of Colombia	6.125%	1/18/41	BBB-	122,500
		Total Colombia				3,432,705
		Costa Rica – 0.0%
20		Republic of Costa Rica, Reg S	9.995%	8/01/20	BB+	26,830
		Cote d’Ivoire (Ivory Coast) – 0.2%
905		Ivory Coast Republic, Reg S, (9)	3.750%	12/31/32	N/A	567,888
		Croatia – 0.3%
305		Republic of Croatia, Reg S	6.375%	3/24/21	BBB-	292,800
130		Republic of Croatia, 144A	6.625%	7/14/20	BBB-	128,700
215		Republic of Croatia, 144A	6.375%	3/24/21	BBB-	206,400
		Total Croatia				627,900
		Dominican Republic – 0.3%
623		Dominican Republic, Reg S	9.040%	1/23/18	B+	681,559
150		Dominican Republic, Reg S	7.500%	5/06/21	B+	154,500
		Total Dominican Republic				836,059
		El Salvador – 0.5%
345		Republic of El Salvador, Reg S	7.375%	12/01/19	BB	372,600
361		Republic of El Salvador, Reg S	7.750%	1/24/23	Baa3	392,407
75		Republic of El Salvador, Reg S	7.625%	9/21/34	Baa3	81,675
260		Republic of El Salvador, Reg S	7.625%	2/01/41	Ba2	259,740
30		Republic of El Salvador, Reg S	8.250%	4/10/32	Baa3	32,670
		Total El Salvador				1,139,092
		Hungary – 0.4%
20	EUR	Republic of Hungary, Government Bond	4.375%	7/04/17	BB+	22,235
90	EUR	Republic of Hungary, Government Bond	5.750%	6/11/18	BB+	103,784
385		Republic of Hungary, Government Bond	6.250%	1/29/20	BB+	351,232
205	EUR	Republic of Hungary, Government Bond	3.875%	2/24/20	BB+	207,872
46		Republic of Hungary, Government Bond	6.375%	3/29/21	BB+	42,090
360		Republic of Hungary, Government Bond	7.625%	3/29/41	BB+	325,800
		Total Hungary				1,053,013
		India – 0.1%
285		Reliance Holdings USA Inc., 144A	5.400%	2/14/22	BBB	283,517
		Indonesia – 2.8%
680		Majapahit Holdings BV, Reg S, 144A	7.750%	10/17/16	BB	787,100
410		Majapahit Holdings BV, Reg S	8.000%	8/07/19	BB	496,100
360		Republic of Indonesia, 144A	5.250%	1/17/42	Baa3	377,550
620		Republic of Indonesia, Reg S	6.750%	3/10/14	BBB-	672,700
590		Republic of Indonesia, Reg S	10.375%	5/04/14	BBB-	687,350
520		Republic of Indonesia, Reg S	7.250%	4/20/15	BBB-	592,150
615		Republic of Indonesia, Reg S	7.500%	1/15/16	BBB-	719,550
165		Republic of Indonesia, Reg S	6.875%	1/17/18	BBB-	196,763
510		Republic of Indonesia, Reg S	11.625%	3/04/19	BBB-	759,900
585		Republic of Indonesia, Reg S	4.875%	5/05/21	BBB-	633,994
125		Republic of Indonesia, Reg S	8.500%	10/12/35	BBB-	185,625
617		Republic of Indonesia, Reg S	7.750%	1/17/38	BBB-	854,545
		Total Indonesia				6,963,327
		Kazakhstan – 1.4%
330		Kazakhstan Development Bank	6.500%	6/03/20	BBB+	332,475
820		Kazakhstan Development Bank, Reg S	5.500%	12/20/15	BBB+	877,400
375		Kazakhstan Temir Zholy JSC	7.000%	5/13/16	BBB-	417,188
225		Kazatomprom, Reg S	6.250%	5/20/15	Baa3	243,563
430		KazMuniaGaz Finance Subsidiary, 144A	11.750%	1/23/15	BBB-	524,716
265		KazMuniaGaz Finance Subsidiary, 144A	9.125%	7/02/18	BBB-	330,169
505		KazMuniaGaz Finance Subsidiary, Reg S	9.125%	7/02/18	Baa1	629,190
129		Tengizchevroil LLP, 144A	6.124%	11/15/14	Baa2	135,183
		Total Kazakhstan				3,489,884
		Latvia – 0.2%
520		Latvia Republic, 144A	5.250%	2/22/17	Baa1	535,600
		Lithuania – 0.8%
175		Republic of Lithuania, 144A	7.375%	2/11/20	Baa1	204,750
145		Republic of Lithuania, 144A	6.125%	3/09/21	Baa1	155,150
670		Republic of Lithuania, 144A	6.625%	2/01/22	Baa1	742,025
460		Republic of Lithuania, Reg S	7.375%	2/11/20	Baa1	538,200
315		Republic of Lithuania, Reg S	6.125%	3/09/21	Baa1	337,050
		Total Lithuania				1,977,175
		Malaysia – 0.9%
765		Pertoliam Nasional Berhad, Reg S, 144A	5.625%	3/15/16	A-	852,120
565		Petronas Capital Limited, 144A	5.250%	8/12/19	A1	629,848
560		Petronas Capital Limited, Reg S	5.250%	8/12/19	A1	624,274
		Total Malaysia				2,106,242
		Mexico – 2.2%
546		America Movil S.A. de C.V.	6.125%	3/30/40	A2	634,080
550		Comision Federal de Electricidad of the United States of Mexcio, 144A	5.750%	2/14/42	Baa1	549,450
8,660	MXN	Mexico Bonos de DeSarrollo	8.000%	6/11/20	A-	763,360
9,000	MXN	Mexico Bonos de DeSarrollo	6.500%	6/10/21	A-	717,501
435		Pemex Project Funding Master Trust	6.625%	6/15/35	Baa1	495,900
630		United Mexican States	5.750%	10/12/11	Baa1	647,325
85		United Mexican States	5.875%	1/15/14	Baa1	92,098
816		United Mexican States	5.875%	2/17/14	Baa1	886,176
272		United Mexican States	5.625%	1/15/17	Baa1	314,568
302		United Mexican States	4.750%	3/08/44	Baa1	295,960
		Total Mexico				5,396,418
		Netherlands – 0.1%
264		Waha Aerospace BV, 144A	3.925%	7/28/20	AA	272,933
		Panama – 0.9%
180		AES Panama, Reg S	6.350%	12/21/16	BBB-	194,400
30		Republic of Panama	7.250%	3/15/15	BBB	34,740
100		Republic of Panama	5.200%	1/30/20	BBB	114,650
240		Republic of Panama	7.125%	1/29/26	BBB	320,400
825		Republic of Panama	8.875%	9/30/27	BBB	1,262,250
185		Republic of Panama	6.700%	1/26/36	Baa3	243,275
		Total Panama				2,169,715
		Peru – 1.3%
590		Republic of Peru	8.375%	5/03/16	BBB	733,075
140		Republic of Peru	7.125%	3/30/19	BBB	178,500
770		Republic of Peru	8.750%	11/21/33	BBB	1,194,270
835		Republic of Peru	5.625%	11/18/50	BBB	935,200
249	PEN	Republic of Peru, Reg S, GDR	7.840%	8/12/20	BBB+	108,200
		Total Peru				3,149,245
		Philippines – 0.7%
380		National Power Corporation	9.625%	5/15/28	BB	532,000
230		Republic of the Philippines	9.875%	1/15/19	BB+	322,000
270		Republic of the Philippines	10.625%	3/16/25	BB+	436,050
65		Republic of the Philippines	9.500%	2/02/30	BB+	102,700
260		Republic of the Philippines	6.375%	1/15/32	BB+	315,900
		Total Philippines				1,708,650
		Poland – 1.1%
670		Republic of Poland	3.875%	7/16/15	A2	703,969
415		Republic of Poland	6.375%	7/15/19	A2	482,438
790		Republic of Poland	5.125%	4/21/21	A2	843,720
620		Republic of Poland	5.000%	3/23/22	A2	653,492
		Total Poland				2,683,619
		Qatar – 0.6%
282		Nakilat, Inc., Reg S	6.067%	12/31/33	AA-	301,740
682		State of Qatar, Reg S	4.000%	1/20/15	AA	717,805
215		State of Qatar, Reg S	5.250%	1/20/20	AA	237,038
290		State of Qatar, Reg S	6.400%	1/20/40	AA	338,575
		Total Qatar				1,595,158
		Romania – 0.2%
390		Republic of Romania, 144A	6.750%	2/07/22	Baa3	407,550
		Russian Federation – 2.8%
290		Alrosa Finance S.A., 144A	7.750%	11/03/20	BB-	309,575
800		Russian Federation, 144A, DD1	5.625%	4/04/42	Baa1	793,600
1,000		Russian Federation, Reg S	3.625%	4/29/15	Baa1	1,040,000
180		Russian Federation, Reg S	11.000%	7/24/18	BBB	252,450
1,800		Russian Federation, Reg S	5.000%	4/29/20	Baa1	1,918,530
597		Russian Federation, Reg S	7.500%	3/31/30	Baa1	714,496
200		Russian Ministry of Finance, Reg S	12.750%	6/24/28	Baa1	360,250
195		RZD Capital Limited, Russian Railways	5.739%	4/03/17	Baa1	206,456
200		Sberbank Capital S.A., Loan Participation Note, 144A	6.125%	2/07/22	A3	205,250
355		Sberbank of Russia Loan	5.717%	6/16/21	A3	355,976
270		VTB Bank, Reg S	6.315%	2/22/18	Baa1	271,472
200		VTB Capital S.A., Reg S	6.875%	5/29/18	Baa1	211,250
265		VTB Capital S.A., Reg S	6.551%	10/13/20	BBB	264,338
		Total Russian Federation				6,903,643
		Senegal – 0.2%
400		Republic of Senegal, Reg S	8.750%	5/13/21	B1	434,000
		Serbia – 0.1%
265		Republic of Serbia, 144A	7.250%	9/28/21	BB	278,913
		South Africa – 0.7%
200		Esckom Holdings Limited, Reg S	5.750%	1/26/21	A	210,000
190		Republic of South Africa	7.375%	4/25/12	A3	190,475
710		Republic of South Africa	6.875%	5/27/19	A3	854,663
335		Transnet Limited, 144A	4.500%	2/10/16	A3	346,765
		Total South Africa				1,601,903
		South Korea – 0.1%
135		Korea Development Bank	8.000%	1/23/14	A1	148,812
140		Republic of Korea	5.750%	4/16/14	A1	150,910
		Total South Korea				299,722
		Sri Lanka – 0.3%
170		Republic of Sri Lanka, 144A	6.250%	10/04/20	BB-	169,150
200		Republic of Sri Lanka, 144A	6.250%	7/27/21	BB-	199,054
175		Republic of Sri Lanka, Reg S	6.250%	10/04/20	BB-	174,125
200		Republic of Sri Lanka, Reg S	6.250%	7/27/21	BB-	199,054
		Total Sri Lanka				741,383
		Turkey – 1.7%
275		Republic of Turkey, Government Bond	7.250%	3/15/15	BB+	305,250
1,015		Republic of Turkey, Government Bond	7.000%	9/26/16	BB+	1,141,875
321		Republic of Turkey, Government Bond	7.500%	7/14/17	BB+	369,953
185		Republic of Turkey, Government Bond	6.750%	4/03/18	BB+	207,431
700		Republic of Turkey, Government Bond	5.125%	3/25/22	BB+	694,750
825		Republic of Turkey, Government Bond	6.250%	9/26/22	BB+	886,875
620		Republic of Turkey, Government Bond	6.875%	3/17/36	BB+	688,200
		Total Turkey				4,294,334
		Ukraine – 0.9%
210		Naftogaz Ukraine	9.500%	9/30/14	B	203,175
100		Republic of Ukraine, 144A	6.875%	9/23/15	B+	92,375
660		Republic of Ukraine, 144A	6.250%	6/17/16	B+	574,200
200		Republic of Ukraine, Reg S	6.875%	9/23/15	B+	184,750
430		Republic of Ukraine, Reg S	6.580%	11/21/16	B+	371,950
405		Republic of Ukraine, Reg S	6.750%	11/14/17	B+	354,375
580		Republic of Ukraine, Reg S	7.750%	9/23/20	B+	495,900
		Total Ukraine				2,276,725
		United Arab Emirates – 0.3%
430		Dolphin Energy Limited, 144A	5.500%	12/15/21	A1	453,113
242		Dubai Electricity and Water Authority, 144A	7.375%	10/21/20	BBB-	259,545
100		Emirate of Abu Dhabi, Reg S	6.750%	4/08/19	Aa2	122,000
		Total United Arab Emirates				834,658
		United Kingdom – 0.1%
245		Vedanta Resources PLC, 144A	8.250%	6/07/21	BB	227,238
		Uruguay – 0.6%
596		Republic of Uruguay	7.875%	1/15/33	BBB-	831,767
422		Republic of Uruguay	7.625%	3/21/36	BBB-	585,044
		Total Uruguay				1,416,811
		Venezuela – 1.6%
255		Petroleos de Venezuela S.A., Reg S	5.250%	4/12/17	B+	192,930
475		Petroleos de Venezuela S.A., 144A	8.500%	11/02/17	B+	422,270
775		Petroleos de Venezuela S.A., Reg S	8.500%	11/02/17	B+	688,975
510		Petroleos de Venezuela S.A., Reg S	9.000%	11/17/21	B+	413,100
230		Republic of Venezuela, Reg S	7.000%	12/01/18	B+	202,860
332		Republic of Venezuela, Reg S	9.000%	5/07/23	B+	282,774
165		Republic of Venezuela, Reg S	7.000%	12/01/18	B2	137,775
235		Republic of Venezuela, Reg S	8.250%	10/13/24	B+	187,413
825		Republic of Venezuela, Reg S	9.250%	5/07/28	B+	684,750
390		Republic of Venezuela, Reg S	12.750%	8/23/22	B+	409,500
220		Republic of Venezuela, Reg S	11.950%	8/05/31	B+	216,700
		Total Venezuela				3,839,047
		Total Emerging Markets Debt and Foreign Corporate Bonds (cost $73,154,298)				77,495,670

Principal
Amount (000)		Description (1)	Coupon	Maturity		Value
		Short-Term Investments – 3.6% (2.5% of Total Investments)
$ 1,178		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/12, repurchase price $1,178,147, collateralized by $1,195,000 U.S. Treasury Notes, 0.625%, due 4/30/13, value $1,205,456	0.010%	4/02/12		$ 1,178,146
7,617		Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/30/12, repurchase price $7,616,426, collateralized by $7,170,000 U.S. Treasury Notes, 2.625%, due 4/30/16, value $7,770,488	0.010%	4/02/12		7,616,420
$ 8,795		Total Short-Term Investments (cost $8,794,566)				8,794,566
		Total Investments (cost $314,047,371) – 141.5%				348,463,158
		Borrowings – (39.7)% (10)				(97,800,000)
		Other Assets Less Liabilities – (1.8)% (11)				(4,331,880)
		Net Assets Applicable to Common Shares – 100%				$ 246,331,278

Investments in Derivatives at March 31, 2012

Call Options Written outstanding:

Number of			Notional	Expiration	Strike
Contracts		Type	Amount (12)	Date	Price	Value
(134)		Barrick Gold Corporation	$ (703,500)	4/21/12	$ 52.5	$ (469)
(353)		Hartford Financial Services Group, Inc.	(847,200)	5/19/12	24.0	(8,825)
(376)		Ingersoll Rand Company Limited	(1,504,000)	6/16/12	40.0	(105,280)
(650)		Interpublic Group Companies Inc.	(780,000)	7/21/12	12.0	(34,125)
(237)		MetLife, Inc.	(948,000)	6/16/12	40.0	(20,619)
(165)		Mosaic Company	(948,750)	6/16/12	57.5	(36,465)
(1,915)		Total Call Options Written (premiums received $250,279)	$ (5,731,450)			$ (205,783)

Forward Foreign Currency Exchange Contracts outstanding:

						Unrealized
						Apprecation
		Amount	In Exchange For	Amount	Settlement	(Depreciation)
Counterparty	Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(U.S. Dollars)
Bank of America	Euro	587,000	U.S. Dollar	764,626	6/20/12	$ (18,577)
Citibank	Colombian Peso	1,036,317,000	U.S. Dollar	582,855	6/20/12	8,196
Citibank	U.S. Dollar	46,145	Euro	35,000	4/27/12	540
Credit Suisse	Peruvian Nuevo Sol	240,000	U.S. Dollar	89,686	6/20/12	(164)
HSBC	Mexican Peso	11,408,000	U.S. Dollar	889,409	6/20/12	4,218
JPMorgan Chase	U.S. Dollar	223,147	Euro	167,000	6/20/12	(328)
JPMorgan Chase	U.S. Dollar	403,804	Malaysian Ringgit	1,240,000	6/20/12	(486)
JPMorgan Chase	U.S. Dollar	712,033	Yuan Renminbi	4,515,000	9/27/12	1,816
Morgan Stanley	Brazilian Real	1,717,000	U.S. Dollar	986,158	6/04/12	57,674
						$ 52,889

Interest Rate Swaps Outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive	Floating		Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Rate Index	Fixed Rate *	Frequency	Date	(Depreciation)
JPMorgan	$19,950,000	Receive	1-Month USD-LIBOR	1.193%	Monthly	3/21/14	$ (307,556)
Morgan Stanley	19,950,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	(941,593)
							$ (1,249,149)

* Annualized.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks*	$ 89,406,275	$ 423,759	$ –	$ 89,830,034
REIT Common Stocks	88,397,424	–	–	88,397,424
REIT Preferred Stocks	4,275,600	–	–	4,275,600
Capital Preferred Securities	–	1,623,750	–	1,623,750
Variable Rate Senior Loan Interests	–	78,046,114	–	78,046,114
Emerging Markets Debt and Foreign Corporate Bonds	–	77,495,670	–	77,495,670
Short-Term Investments:
Repurchase Agreements	–	8,794,566	–	8,794,566
Derivatives:
Call Options Written	(205,783)	–	–	(205,783)
Forward Foreign Currency Exchange Contracts**	–	52,889	–	52,889
Interest Rate Swaps**	–	(1,249,149)	–	(1,249,149)
Total	$181,873,516	$165,187,599	$ –	$347,061,115

*   Refer to the Fund’s Portfolio of Investments for industry breakdown of Common Stocks classified as Level 2.

** Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year.  Changes in the leveling of investments are due to changes in the leveling methodology, changes in the observability of inputs or changes in the pricing source used by the Fund.

Level 1		Level 2		Level 3
Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
$ 1,000,935	$ -	$ -	$ (1,000,935)	$ -	$ -

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

The following table presents the fair value of all derivative instruments held by the Fund as of March 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$ —	Call Optoins written, at value	$ 205,783
Foreign Currency Exchange Rate	Forward Foreign Currency Exchange Contracts	Unrealized apprecation on forward foreign currency exchange contracts	72,444	Unrealized depreciation on forward foreign currency exchange contracts	19,555
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	—	Unrealized depreciation on interest rate swaps*	1,249,149
Total			$ 72,444		$ 1,474,487

* Value represents cumulative unrealized appreciation (depreciation) of interest rate swap contracts as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2012, the cost of investments (excluding investments in derivatives) was $320,126,836.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) at March 31, 2012, were as follows:

Gross unrealized:
Appreciation					$ 47,032,112
Depreciation					(18,695,790)

Net unrealized appreciation (depreciation) of investments					$ 28,336,322

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For fair value measurement disclosure purposes, Common Stock categorized as Level 2.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.

(6)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(7)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(8)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.
(9)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(10)	Borrowings as a percentage of Total Investments is 28.1%.
(11)	Other Assets Less Liabilities includes the Value and/or the Net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at March 31, 2012.
(12)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
N/A	Not applicable.
DD1	Investment, or portion of investment, purchased on a delayed delivery basis.
WI/DD	Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
USD-LIBOR	United States Dollar—London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Diversified Dividend and Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 30, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 30, 2012